N-6	Jul. 25, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	Jul. 25, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]

Effective July 28, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

●	All references to the name Neuberger Berman Sustainable Equity Portfolio will change to the Neuberger Berman Quality Equity Portfolio.

All other references in the prospectus to the Neuberger Berman Sustainable Equity Portfolio will change to the Neuberger Berman Quality Equity Portfolio.

Effective May 1, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

The Advisor of the M Large Cap Growth Fund changed from DSM Capital Partners LLC to Federated Hermes, Inc.

As of May 1, 2025, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section has been deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses

Bain Capital Equity Opportunities Fund Class 1; Bain Capital Public Equity, LP	1.38%[1]

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Prospectuses Available [Text Block]	As of May 1, 2025, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section has been deleted and replaced with the following:
Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses

Bain Capital Equity Opportunities Fund Class 1; Bain Capital Public Equity, LP	1.38%[1]

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Bain Capital Equity Opportunities Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Bain Capital Equity Opportunities Fund Class 1
Portfolio Company Adviser [Text Block]	Bain Capital Public Equity, LP
Current Expenses [Percent]	1.38%	[1]

[1]

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.